Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of inventories
	As of December 31, 2021	As of December 31, 2022
	US$	US$
Heat recovery cabinet	198	—
Accessories	—	152
	198	152